Stockholders’ (Deficit) Equity and Stock-Based Compensation - Stock-based compensation and expense (Details) - USD ($)	1 Months Ended		3 Months Ended			12 Months Ended
	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 16,500,000	$ 45,500,000	$ 174,000,000	$ 5,300,000
Market-based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				8,000,000		$ 21,600,000
Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 500,000	$ 2,400,000
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				7,073,000
Chief Executive Officer | Market-based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reversal of previously recorded market-based RSU expense				(9,879,000)
Incremental expense				13,290,000
Chief Executive Officer | Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental expense				3,662,000
Compensation expense				100,000
President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				4,842,000
President | Market-based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reversal of previously recorded market-based RSU expense				(11,526,000)
Incremental expense				15,505,000
President | Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental expense				$ 863,000
Forecast | President | Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 2,600,000